Income Tax Expense - Schedule Of Components Of Income Tax Expense Benefit (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)		Dec. 31, 2022 KRW (₩)
Income tax payable
Current income tax expense	₩ 1,594,917		₩ 1,468,269		₩ 1,984,075
Adjustments of income tax of prior years recognized in current tax	(27,266)		(35,326)		(122,385)
Sub-total	1,567,651		1,432,943		1,861,690
Changes in deferred income tax assets and liabilities	(417,219)		557,002		(397,828)
Income Tax Effects Allocated Directly To Equity [Abstract]
Remeasurements of net defined benefit liabilities	31,076		25,895		(91,150)
Currency translation differences	(12,919)		(11,866)		(15,059)
Net gains or losses on financial assets at fair value through other comprehensive income	(421,425)		(1,198,075)		2,344,582
Share of other comprehensive income or loss of associates and joint ventures	(170)		(7)		44
Gains or losses on cash flow hedging instruments	(12,501)		(1,913)		(25,049)
Gains or losses on hedging instruments of net investments in foreign operations	66,971		4,931		24,936
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk	1,979		19,038		(14,009)
Finance gains or losses on insurance contract assets (liabilities)	1,139,335		772,435		(2,103,685)
Sub-total	792,346		(389,562)		120,610
Others	13,863		(6,566)		(80,411)
Income tax expense	₩ 1,956,641	$ 1,323,969	₩ 1,593,817	[1]	₩ 1,504,061	[2]

[1]	Comparative data for the year ended 31 December 2022 have been restated due to the application of IFRS No.17.
[2]	Comparative data for the year ended 31 December 2021 are prepared on an IFRS No.4 basis.